Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

CLASS A (TICKER KAUAX)
CLASS B (TICKER KAUBX)
CLASS C (TICKER KAUCX)
CLASS R (TICKER KAUFX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2011

Effective as of June 30, 2012, please make the following change.

Under the heading entitled “Fund Summary Information,” in the Fund Management sub-section please delete the biographical information for Jonathan E. Gold in its entirety and replace it with the following:

“Tom M. Brakel, Senior Portfolio Manager, has been the Fund's portfolio manager since July 2012.”

June 27, 2012

Federated Kaufmann Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451232 (6/12)

Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

CLASS A (TICKER FKASX)
CLASS B (TICKER FKBSX)
CLASS C (TICKER FKCSX)
CLASS R (TICKER FKKSX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2011

Effective as of June 30, 2012, please make the following change.

Under the heading entitled “Fund Summary Information,” please add to the end of the Fund Management sub-section, the following:

“Tom M. Brakel, Senior Portfolio Manager has been the Fund's portfolio manager since July 2012.”

June 27, 2012

Federated Kaufmann Small Cap Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451231 (6/12)

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

CLASS A (TICKER KAUAX)
CLASS B (TICKER KAUBX)
CLASS C (TICKER KAUCX)
CLASS R (TICKER KAUFX)

SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 2011

Effective as of June 30, 2012, please make the following changes.

1. Under the heading entitled “Fund Summary Information,” in the Fund Management sub-section, please delete the biographical information for Jonathan E. Gold in its entirety and replace it with the following:

“Tom M. Brakel, Senior Portfolio Manager, has been the Fund's portfolio manager since July 2012.”

2. Under the heading entitled “Who Manages the Fund?,” in the Portfolio Management Information sub-section, please delete the biographical information for Jonathan E. Gold in its entirety and replace it with the following:

“Tom M. Brakel

Tom M. Brakel has been a Portfolio Manager of the Fund since July 2012. Mr. Brakel focuses on security selection with particular emphasis in the global health care sector. Mr. Brakel joined Federated in 2003 and is a Senior Investment Analyst with the Fund's Adviser. Prior to 2003, he held analyst positions with New Vernon Associates, BioPharma Fund and Mehta Partners. Mr. Brakel earned an M.D. from Erasmus University, The Netherlands, and an M.B.A. from Stanford University.”

June 27, 2012

Federated Kaufmann Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451230 (6/12)

Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

CLASS A (TICKER FKASX)
CLASS B (TICKER FKBSX)
CLASS C (TICKER FKCSX)
CLASS R (TICKER FKKSX)

SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 2011

Effective as of June 30, 2012, please make the following changes.

1. Under the heading entitled “Fund Summary Information,” please add to the end of the Fund Management sub-section, the following:

“Tom M. Brakel, Senior Portfolio Manager has been the Fund's portfolio manager since July 2012.”

2. Under the heading entitled “Who Manages the Fund?,” please add to the end of the Portfolio Management Information sub-section the following:

“Tom M. Brakel

Tom M. Brakel has been a Portfolio Manager of the Fund since July 2012. Mr. Brakel focuses on security selection with particular emphasis in the global health care sector. Mr. Brakel joined Federated in 2003 and is a Senior Investment Analyst with the Fund's Adviser. Prior to 2003, he held analyst positions with New Vernon Associates, BioPharma Fund and Mehta Partners. Mr. Brakel earned an M.D. from Erasmus University, The Netherlands, and an M.B.A. from Stanford University.”

June 27, 2012

Federated Kaufmann Small Cap Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451227 (6/12)

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

CLASS A (TICKER KAUAX)
CLASS B (TICKER KAUBX)
CLASS C (TICKER KAUCX)
CLASS R (TICKER KAUFX)

SUPPLEMENT TO Statement of Additional Information DATED DECEMBER 31, 2011

Effective as of June 30, 2012, please make the following change.

Under the heading entitled, “Who Manages and Provides Services to the Fund?,” in the Portfolio Manager Information sub-section, please delete the Portfolio Manager information about Jonathan Gold in its entirety and replace it with the following:

“The following information about Thomas Brakel is provided as of May 31, 2012.

Thomas Brakel, Portfolio Manager

Types of Accounts Managed by Thomas Brakel	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1/$316 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: $10,001 - $50,000.

Thomas Brakel is paid a fixed-base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). There are three weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Financial Success and Leadership/Teamwork/Communication. The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis vs. the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. Additionally, Mr. Brakel provides research and analytical support for other accounts. IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support. Discretion may be applied to modify the above based on extenuating circumstances. Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing five-year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group. As a separate matter, Mr. Brakel may receive additional consideration based on the achievement of specified revenue targets.”

June 27, 2012

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451228 (6/12)

Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

CLASS A (TICKER FKASX)
CLASS B (TICKER FKBSX)
CLASS C (TICKER FKCSX)
CLASS R (TICKER FKKSX)

SUPPLEMENT TO Statements of Additional Information DATED DECEMBER 31, 2011

Effective as of June 30, 2012, please make the following change.

Under the heading entitled, “Who Manages and Provides Services to the Fund?,” please add to the end of the Portfolio Manager Information sub-section, the following:

“The following information about Thomas Brakel is provided as of May 31, 2012.

Thomas Brakel, Portfolio Manager

Types of Accounts Managed by Thomas Brakel	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1/$316 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: $10,001 - $50,000.

Thomas Brakel is paid a fixed-base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). There are three weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Financial Success and Leadership/Teamwork/Communication. The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis vs. the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. Additionally, Mr. Brakel provides research and analytical support for other accounts. IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support. Discretion may be applied to modify the above based on extenuating circumstances. Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing five-year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group. As a separate matter, Mr. Brakel may receive additional consideration based on the achievement of specified revenue targets.”

June 27, 2012

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451229 (6/12)